Corporate Information	6 Months Ended
Dec. 31, 2025
Corporate Information [Abstract]
CORPORATE INFORMATION
1.	CORPORATE INFORMATION

The financial report of Critical Metals Corp (CRML or the Company), and its wholly owned entities (the Group) for the half years ended 31 December 2025 and 31 December 2024 was authorised for issue in accordance with a resolution of the directors on 13 March 2026.

The nature of the operations and principal activities of the Company during the period was:

◾	A 42.005% interest in Tanbreez Mining Greenland A/S an unlisted entity which holds an exploitation permit for rare earths in Greenland.

◾	The development of the wholly-owned Wolfsberg Project located in Carinthia, Austria. The Group has legal right and tenure over the Wolfsberg Project through its wholly owned subsidiary ECM Lithium AT GmbH (ECM Lithium). ECM Lithium has 54 exploration licenses which are valid until 31 December 2029 and 20 mining licenses which are valid until 31 December 2027.

◾	A 20% interest EV Resources GmbH, an unlisted entity which holds the Weinebene and Eastern Alps Lithium Projects.

The Company is a public company limited by shares incorporated and domiciled in the British Virgin Islands whose shares are publicly traded on the NASDAQ. The registered office of the Company is at Kingston Chambers, PO Box 173, Road Town, Tortola, British Virgin Islands.